Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Raw materials and supplies	€ 1,344	€ 1,309
Work in process	414	552
Finished goods	1,439	1,629
Inventories	€ 3,198	€ 3,491